CAPITAL STOCK - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares shares	Dec. 31, 2020 Share $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number, beginning of period	4,595,000	3,645,000
Granted	0	950,000
Exercised	(150,000)	0
Expired	(1,175,000)	0
Number, end of period	3,270,000	4,595,000
Total exercisable, beginning of period	3,721,667	2,831,667
Total exercisable Granted | shares	0	316,665
Total exercisable Exercised | shares	(150,000)	0
Total exercisable Expired | shares	(1,175,000)	0
Total exercisable, end of period	2,953,333	3,721,667
Expire August 18, 2021 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.30	$ 1.30
Number, beginning of period	1,175,000	1,175,000
Granted	0	0
Exercised	0	0
Expired	(1,175,000)	0
Number, end of period	0	1,175,000
Expire July 6, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.90	$ 0.90
Number, beginning of period	50,000	50,000
Granted	0	0
Exercised	0	0
Expired	0	0
Number, end of period	50,000	50,000
Expire November 28, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.30	$ 0.30
Number, beginning of period	750,000	750,000
Granted	0	0
Exercised	(100,000)	0
Expired	0	0
Number, end of period	650,000	750,000
Expire April 17, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.57	$ 0.57
Number, beginning of period	200,000	200,000
Granted	0	0
Exercised	0	0
Expired	0	0
Number, end of period	200,000	200,000
Expire August 20, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.50	$ 0.50
Number, beginning of period	750,000	750,000
Granted	0	0
Exercised	(50,000)	0
Expired	0	0
Number, end of period	700,000	750,000
Expire May 17, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.45	$ 1.45
Number, beginning of period	10,000	10,000
Granted	0	0
Exercised	0	0
Expired	0	0
Number, end of period	10,000	10,000
Expire August 19, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.78	$ 0.78
Number, beginning of period	700,000	700,000
Granted	0	0
Exercised	0	0
Expired	0	0
Number, end of period	700,000	700,000
Expire November 8, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.82	$ 0.82
Number, beginning of period	10,000	10,000
Granted	0	0
Exercised	0	0
Expired	0	0
Number, end of period	10,000	10,000
Expire February 11, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.76	$ 0.76
Number, beginning of period	200,000	0
Granted	0	200,000
Exercised	0	0
Expired	0	0
Number, end of period	200,000	200,000
Expire August 18, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.75	$ 0.75
Number, beginning of period	750,000	0
Granted	0	750,000
Exercised	0	0
Expired	0	0
Number, end of period	750,000	750,000